FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):
				[ ]     is a restatement.
                                [ ]     adds new holdings entries.

Name:   Litman/Gregory Fund Advisors LLC
Addess: 4 Orinda Way, Suite 200-D
        Orinda, CA 94563

Form 13F File Number:  028-06355

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John M. Coughlan

Title:  Chief Operating Officer

Phone:  925-253-5213

Signature, Place, and Date of Signing:

/s/ John M. Coughlan
--------------------------------------------------------------------------------
[Signature]

Orinda, California
--------------------------------------------------------------------------------
[City, State]

02/12/2009
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      12
                                                ---------------
Form 13F Information Table Value Total:         $        77,905
                                                ---------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                     Litman/Gregory Fund Advisors LLC
                                         Form 13-F Information Table
                                          as of December 31, 2008


                       TITLE OF                  VALUE    SHARES/   SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER          CLASS         CUSIP    (X$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE   SHARED NONE
--------------------- ----------    --------   --------- ---------  ---  ----  -------  -------- ------  ------ ----
CEMEX SA de CV	      SPONSORED ADR '151290889   8,281     906,076   SH	       Sole	0         906,076
Chesapeake Energy     com	     165167107   4,552     281,500   SH	       Sole	0         281,500
DELL Inc.	      com	     24702R101   8,796     859,000   SH	       Sole	0         859,000
Walt Disney Co.	      com	     254687106  13,274     585,000   SH	       Sole	0         585,000
FEDEX CORP	      com	     31428X106   3,785      59,000   SH	       Sole	0          59,000
Level 3
  Communications      com	     52729N100   4,460   6,371,188   SH	       Sole	0       6,371,188
Liberty Media Holding
  Corp - Interactive  com	     53071M104     821     263,000   SH	       Sole	0         263,000
LIBERTY MEDIA
  CORP NEW	      com	     53071M500  12,358     707,000   SH	       Sole	0         707,000
Sun Microsystems      com	     866810203   6,127   1,604,000   SH	       Sole	0       1,604,000
FAIRFAX FINL
  HLDGS LTD    	      sub vtg com    303901593   4,897      15,500   SH	       Sole	0	   15,500
FAIRFAX FINL
  HLDGS LTD	      sub vtg com    303901102   9,747      31,100   SH	       Sole	0          31,100
TELEPHONE +
  DATA SYS INC	      special commom 879433860     807      28,729   sh	       Sole	0	   28,729
                                                ------  ----------                             ----------
			 		        77,905  11,711,093 			       11,711,093
                                                ======  ==========                             ==========
